Remuneration System for the Management Board and Employees of the Group - Morphosys Us Inc.- 2019 Long Term Incentive Plan - Additional Information (Detail)		12 Months Ended
	Apr. 01, 2019 shares	Dec. 31, 2019 EUR (€) shares Beneficiary	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	14,283
Share based payment expense | €		€ 6,654,000	€ 5,585,000	€ 4,975,000
2019 long-term incentive program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of beneficiaries left | Beneficiary		1
Performance Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		9,347
Performance Share [Member] | 2019 long-term incentive program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	22,763
Fair value of stock options granted | €		€ 126.80
Share based payment expense | €		€ 1,294,974
Number of stock options forfeited		137
Performance Share [Member] | 2019 long-term incentive program [member] | MorphoSys US Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense | €		€ 1,076,158
Number of stock options forfeited		1.815
Performance Share [Member] | 2019 long-term incentive program [member] | Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	9,347
Treasury shares [member] | 2019 long-term incentive program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target expected to achieve to stock options grant	100.00%
Treasury shares [member] | 2019 long-term incentive program [member] | Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	9,218
Treasury shares [member] | 2019 long-term incentive program [member] | President [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	5,065